Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 - Property and Equipment:

	December 31,
	2023	2022

Equipment and furniture	$9,567	9,567
Less accumulated depreciation	(7,239)	(6,569)
Property and equipment, net	$2,328	2,998

Depreciation expense was $670 for both of the years ended December 31, 2023 and 2022, respectively.